Statements of Net Assets Available for Benefits - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Interest in Allegheny Technologies Incorporated Master Trust	$ 372,657,274	$ 318,926,064
Interest in registered investment companies	3,938,119	2,184,749
Total investments at fair value	376,595,393	321,110,813
Investments at contract value:
Interest in Allegheny Technologies Incorporated Master Trust	42,391,411	43,208,303
Total investments at contract value	42,391,411	43,208,303
Notes receivable from participants	10,209,220	8,436,339
Net assets available for benefits	$ 429,196,024	$ 372,755,455